EQUITY - Preferred Stock (Details)					2 Months Ended
	Dec. 15, 2025	Dec. 24, 2024 $ / shares	Jan. 08, 2021 USD ($) $ / shares shares	Aug. 11, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 15, 2024 $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Class of Stock [Line Items]
Preferred stock par value (in dollars per share) | $ / shares							$ 1	$ 1
Preferred stock, liquidation preference							$ 25,000	$ 25,000
Series A
Class of Stock [Line Items]
Depositary stock, shares issued (in shares) | shares					32,000,000
Preferred stock par value (in dollars per share) | $ / shares					$ 1.00
Preferred stock, liquidation preference					$ 25,000
Proceeds from offering					775,000,000
Sale of stock, consideration received per transaction					$ 800,000,000
Preferred stock, dividend rate, percentage					5.25%
Payments of stock issuance costs					$ 25,000,000
Conversion to preferred stock from depositary stock					0.001
Series A | Forecast
Class of Stock [Line Items]
Preferred stock, redemption price per share (in dollars per share) | $ / shares		$ 25,500				$ 25,000
Preferred stock, redemption price, rating agency period		90 days
Preferred stock, additional events, redemption price per share (in dollars per share) | $ / shares		$ 25,000
Series B
Class of Stock [Line Items]
Depositary stock, shares issued (in shares) | shares				500,000
Preferred stock par value (in dollars per share) | $ / shares				$ 1.00
Preferred stock, liquidation preference				$ 25,000
Proceeds from offering				494,000,000
Sale of stock, consideration received per transaction				$ 500,000,000
Preferred stock, dividend rate, percentage				4.95%
Payments of stock issuance costs				$ 6,000,000
Preferred stock, redemption price per share (in dollars per share) | $ / shares				$ 25,000
Preferred stock, redemption price, rating agency period				90 days
Preferred stock, dividend rate, reassessment period				5 years
Preferred stock, redemption price, rating agency per share (in dollars per share) | $ / shares				$ 25,500
Preferred stock, redemption price, regulatory capital per share (in dollars per share) | $ / shares				$ 25,000
Conversion to preferred stock from depositary stock				0.04
Series B | Forecast
Class of Stock [Line Items]
Preferred stock, basis spread, percentage	4.736%
Series C
Class of Stock [Line Items]
Depositary stock, shares issued (in shares) | shares			12,000,000
Preferred stock par value (in dollars per share) | $ / shares			$ 1.00
Preferred stock, liquidation preference			$ 25,000
Proceeds from offering			293,000,000
Sale of stock, consideration received per transaction			$ 300,000,000
Preferred stock, dividend rate, percentage			4.30%
Conversion to preferred stock from depositary stock			0.001